UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Investors Trust

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 5.9% (3.9% of Total investments)					$9,633,877
(Cost $9,504,474)
U.S. Government Agency 5.9%
Federal National Mortgage Association
15 Yr Pass Thru	4.000	12-01-24		716,593	753,831
30 Yr Pass Thru	4.000	12-01-40		2,240,598	2,392,027
30 Yr Pass Thru	4.000	09-01-41		2,038,247	2,162,624
30 Yr Pass Thru	4.000	10-01-41		1,157,974	1,231,169
30 Yr Pass Thru	4.000	01-01-42		567,075	602,920
30 Yr Pass Thru	4.500	10-01-40		1,458,091	1,584,702
30 Yr Pass Thru	5.000	04-01-41		340,414	376,195
30 Yr Pass Thru	5.500	08-01-40		100,540	111,911
30 Yr Pass Thru	6.500	01-01-39		363,342	418,498
Foreign government obligations 4.0% (2.7% of Total investments)					$6,589,732
(Cost $6,693,502)
Argentina 1.4%					2,337,960
Republic of Argentina
Bond (A)(B)	7.500	04-22-26		1,200,000	1,289,400
Bond	7.625	04-22-46		1,020,000	1,048,560
Mexico 0.6%					1,026,368
Government of Mexico
Bond	10.000	12-05-24	MXN	15,430,000	1,026,368
Oman 0.8%					1,315,167
Oman Sovereign Sukuk SAOC
Bond (C)	4.397	06-01-24		1,320,000	1,315,167
Saudi Arabia 1.2%					1,910,237
Kingdom of Saudi Arabia
Bond (A)(B)(C)	3.250	10-26-26		1,930,000	1,910,237
Corporate bonds 131.0% (86.9% of Total investments)					$214,859,495
(Cost $207,129,527)
Consumer discretionary 23.2%					38,090,403
Auto components 2.3%
Adient Global Holdings, Ltd. (C)	4.875	08-15-26		805,000	816,471
American Axle & Manufacturing, Inc.	6.250	03-15-21		1,000,000	1,032,500
Lear Corp. (B)	5.250	01-15-25		1,210,000	1,296,332
Nemak SAB de CV (C)	5.500	02-28-23		550,000	566,500
Hotels, restaurants and leisure 3.8%
Chester Downs & Marina LLC (C)	9.250	02-01-20		1,185,000	1,220,550
Hilton Grand Vacations Borrower LLC (C)	6.125	12-01-24		750,000	820,313
International Game Technology PLC (C)	6.500	02-15-25		1,675,000	1,848,781
Jacobs Entertainment, Inc. (C)	7.875	02-01-24		705,000	764,925
Mohegan Gaming & Entertainment (A)(B)(C)	7.875	10-15-24		790,000	834,438
Scientific Games International, Inc. (C)	7.000	01-01-22		655,000	697,575
Waterford Gaming LLC (C)(D)	8.625	09-15-14		377,791	0
Household durables 0.9%
Tempur Sealy International, Inc. (A)(B)	5.500	06-15-26		625,000	643,750
Toll Brothers Finance Corp.	4.875	11-15-25		875,000	912,188
Internet and direct marketing retail 1.3%
Expedia, Inc.	5.000	02-15-26		1,000,000	1,102,166
QVC, Inc.	5.950	03-15-43		1,000,000	976,642

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 2

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Media 13.3%
Altice Financing SA (A)(B)(C)	7.500	05-15-26		1,000,000	$1,108,800
AMC Entertainment Holdings, Inc.	5.875	11-15-26		1,155,000	1,178,100
AMC Entertainment Holdings, Inc. (A)(B)	6.125	05-15-27		800,000	822,920
Cablevision Systems Corp.	7.750	04-15-18		985,000	1,019,475
Cablevision Systems Corp. (A)(B)	8.000	04-15-20		750,000	840,750
CCO Holdings LLC	5.125	02-15-23		350,000	362,250
CCO Holdings LLC (C)	5.125	05-01-27		1,245,000	1,287,019
CCO Holdings LLC (C)	5.750	02-15-26		1,000,000	1,075,000
Cengage Learning, Inc. (A)(B)(C)	9.500	06-15-24		850,000	739,500
Grupo Televisa SAB (A)(B)	4.625	01-30-26		725,000	774,867
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,405,319
Lions Gate Entertainment Corp. (A)(B)(C)	5.875	11-01-24		1,095,000	1,149,750
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24		955,000	959,775
MHGE Parent LLC, PIK (A)(B)(C)	8.500	08-01-19		1,000,000	1,000,000
Myriad International Holdings BV (C)	5.500	07-21-25		915,000	991,033
Nielsen Finance LLC (A)(B)(C)	5.000	04-15-22		800,000	825,000
Outfront Media Capital LLC	5.250	02-15-22		900,000	931,500
Outfront Media Capital LLC (A)(B)	5.875	03-15-25		485,000	508,644
Sirius XM Radio, Inc. (C)	6.000	07-15-24		925,000	997,844
Time Warner Cable LLC	4.500	09-15-42		1,515,000	1,423,049
Time Warner Cable LLC	8.250	04-01-19		375,000	412,569
Viacom, Inc. (B)	5.850	09-01-43		1,125,000	1,202,427
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57		750,000	769,607
Multiline retail 0.7%
Macy’s Retail Holdings, Inc. (B)	3.625	06-01-24		1,300,000	1,230,824
Textiles, apparel and luxury goods 0.9%
PVH Corp. (A)(B)	4.500	12-15-22		1,500,000	1,541,250
Consumer staples 3.5%					5,633,505
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. (B)	3.750	01-15-22		750,000	796,812
Food and staples retailing 0.9%
Rite Aid Corp. (A)(B)(C)	6.125	04-01-23		1,500,000	1,486,875
Food products 0.6%
FAGE International SA (C)	5.625	08-15-26		430,000	442,900
Post Holdings, Inc. (C)	5.500	03-01-25		540,000	569,700
Personal products 0.5%
Revlon Consumer Products Corp. (A)(B)	6.250	08-01-24		980,000	744,188
Tobacco 1.0%
Reynolds American, Inc. (B)	6.875	05-01-20		720,000	810,230
Vector Group, Ltd. (C)	6.125	02-01-25		760,000	782,800
Energy 20.7%					33,981,582
Oil, gas and consumable fuels 20.7%
Antero Resources Corp.	5.125	12-01-22		917,000	930,755
Cenovus Energy, Inc.	3.800	09-15-23		875,000	877,253
Cheniere Corpus Christi Holdings LLC (C)	5.125	06-30-27		530,000	551,863
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25		995,000	1,078,331
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		800,000	911,000
Chesapeake Energy Corp. (A)(B)(C)	8.000	06-15-27		925,000	925,000
Continental Resources, Inc. (A)(B)	4.500	04-15-23		500,000	487,500
Kinder Morgan Energy Partners LP (B)	4.250	09-01-24		1,210,000	1,252,853

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan, Inc. (B)	5.550	06-01-45	500,000	$536,596
Laredo Petroleum, Inc.	6.250	03-15-23	715,000	737,344
Marathon Petroleum Corp. (B)	4.750	09-15-44	1,500,000	1,463,489
Newfield Exploration Company (A)(B)	5.750	01-30-22	750,000	792,188
Oasis Petroleum, Inc. (A)(B)	6.875	03-15-22	705,000	697,950
Parsley Energy LLC (A)(B)(C)	5.375	01-15-25	370,000	377,400
PBF Holding Company LLC (A)(B)(C)	7.250	06-15-25	455,000	445,900
Permian Resources LLC (A)(B)(C)	7.125	11-01-20	500,000	417,500
Petrobras Global Finance BV	6.850	06-05-15	1,535,000	1,406,444
Petrobras Global Finance BV	7.375	01-17-27	1,755,000	1,900,665
Petroleos Mexicanos	5.500	01-21-21	755,000	809,360
Phillips 66 Partners LP (B)	4.900	10-01-46	1,585,000	1,591,456
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	1,000,000	1,070,850
Sabine Pass Liquefaction LLC (B)	5.875	06-30-26	610,000	686,753
SM Energy Company (A)(B)	5.625	06-01-25	880,000	822,800
SM Energy Company (A)(B)	6.750	09-15-26	530,000	527,350
Sunoco Logistics Partners Operations LP (B)	3.900	07-15-26	925,000	913,225
Tallgrass Energy Partners LP (C)	5.500	09-15-24	915,000	936,731
Tapstone Energy LLC (C)	9.750	06-01-22	690,000	589,950
Teekay Offshore Partners LP (A)(B)	6.000	07-30-19	935,000	909,288
Tesoro Corp. (A)(B)	5.125	04-01-24	650,000	689,682
Tesoro Logistics LP	5.250	01-15-25	870,000	930,900
Tesoro Logistics LP	6.125	10-15-21	635,000	658,019
Tesoro Logistics LP (A)(B)	6.250	10-15-22	650,000	690,625
Tesoro Logistics LP	6.375	05-01-24	140,000	152,950
The Williams Companies, Inc.	4.550	06-24-24	600,000	621,750
Ultra Resources, Inc. (A)(B)(C)	7.125	04-15-25	270,000	275,333
Whiting Petroleum Corp. (A)(B)	5.750	03-15-21	705,000	668,869
Whiting Petroleum Corp. (A)(B)	6.250	04-01-23	360,000	338,400
Williams Partners LP (B)	4.875	03-15-24	2,795,000	2,928,260
WPX Energy, Inc.	5.250	09-15-24	1,400,000	1,379,000
Financials 20.9%				34,303,348
Banks 11.1%
Banco BTG Pactual SA (A)(B)(C)	5.750	09-28-22	2,540,000	2,239,010
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR +
4.478%) (A)(B)(E)	6.125	11-15-20	1,000,000	1,073,750
Corp Group Banking SA (C)	6.750	03-15-23	1,000,000	1,012,700
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate +
4.898%) (C)(E)	7.875	01-23-24	865,000	975,737
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate +
6.185%) (A)(B)(C)(E)	8.125	12-23-25	965,000	1,151,969
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX +
5.514%) (B)(E)	6.875	06-01-21	760,000	833,492
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate +
4.446%) (A)(B)(E)	6.500	04-16-25	2,360,000	2,547,620
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR +
3.800%) (B)(E)	5.300	05-01-20	1,000,000	1,046,500
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR +
3.780%) (B)(E)	6.750	02-01-24	2,200,000	2,520,100
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap
Rate + 4.760%) (E)	7.500	06-27-24	1,465,000	1,629,813
Sberbank of Russia (A)(B)(C)	6.125	02-07-22	1,000,000	1,090,000
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate +
6.238%) (A)(B)(C)(E)	7.375	09-13-21	790,000	863,075

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 4

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR +
3.990%) (B)(E)	5.875	06-15-25	1,100,000	$1,219,625
Capital markets 2.3%
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR +
3.810%) (A)(B)(E)	5.550	07-15-20	1,160,000	1,215,100
Morgan Stanley (B)	5.750	01-25-21	1,000,000	1,109,279
The Goldman Sachs Group, Inc. (B)	3.750	05-22-25	375,000	385,709
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month
LIBOR + 3.922%) (E)	5.375	05-10-20	1,000,000	1,050,000
Consumer finance 3.0%
American Express Company (4.900% to 3-15-20, then 3 month LIBOR +
3.285%) (E)	4.900	03-15-20	1,300,000	1,332,500
DAE Funding LLC (C)	5.000	08-01-24	160,000	163,400
Enova International, Inc.	9.750	06-01-21	665,000	698,250
FirstCash, Inc. (A)(B)(C)	5.375	06-01-24	1,145,000	1,205,113
Springleaf Finance Corp. (A)(B)	6.125	05-15-22	410,000	430,500
Springleaf Finance Corp.	6.900	12-15-17	465,000	472,556
Springleaf Finance Corp.	8.250	10-01-23	500,000	562,500
Diversified financial services 1.1%
ASP AMC Merger Sub, Inc. (C)	8.000	05-15-25	835,000	827,694
Leucadia National Corp. (A)(B)	5.500	10-18-23	600,000	646,526
Lincoln Finance, Ltd. (C)	7.375	04-15-21	385,000	407,138
Insurance 1.4%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap
Rate + 5.210%)	6.375	09-01-24	1,200,000	1,273,800
Ardonagh Midco 3 PLC (A)(B)(C)	8.625	07-15-23	545,000	559,306
MetLife, Inc. (B)	6.817	08-15-18	500,000	526,761
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc. (A)(B)	5.000	12-15-21	970,000	1,011,225
Thrifts and mortgage finance 1.4%
MGIC Investment Corp.	5.750	08-15-23	1,165,000	1,269,850
Stearns Holdings LLC (C)	9.375	08-15-20	925,000	952,750
Health care 10.4%				16,989,712
Health care providers and services 8.7%
Community Health Systems, Inc.	5.125	08-01-21	770,000	774,813
Community Health Systems, Inc.	6.250	03-31-23	540,000	552,825
Community Health Systems, Inc. (A)(B)	6.875	02-01-22	1,500,000	1,276,875
Covenant Surgical Partners, Inc. (C)	8.750	08-01-19	250,000	247,500
DaVita, Inc. (A)(B)	5.000	05-01-25	1,145,000	1,161,946
DaVita, Inc.	5.125	07-15-24	1,145,000	1,177,203
HCA, Inc. (A)(B)	5.250	04-15-25	1,000,000	1,085,000
HCA, Inc.	5.500	06-15-47	1,760,000	1,834,800
HCA, Inc.	7.500	02-15-22	530,000	612,150
HealthSouth Corp. (A)(B)	5.750	11-01-24	1,545,000	1,575,900
LifePoint Health, Inc.	5.875	12-01-23	1,500,000	1,593,750
Select Medical Corp. (A)(B)	6.375	06-01-21	1,500,000	1,545,000
Team Health Holdings, Inc. (A)(B)(C)	6.375	02-01-25	840,000	823,200
Pharmaceuticals 1.7%
Mallinckrodt International Finance SA (A)(B)(C)	5.500	04-15-25	2,950,000	2,728,750

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 5

	Rate (%)	Maturity date		Par value^	Value
Industrials 8.3%					$13,615,816
Air freight and logistics 1.1%
Mexico City Airport Trust (C)	5.500	10-31-46		1,280,000	1,308,403
XPO Logistics, Inc. (A)(B)(C)	6.500	06-15-22		570,000	592,088
Airlines 1.3%
Air Canada 2013-1 Class C Pass Through Trust (C)	6.625	05-15-18		1,550,000	1,598,438
TAM Capital 3, Inc. (C)	8.375	06-03-21		505,000	517,625
Building products 0.3%
Masco Corp.	4.450	04-01-25		500,000	535,085
Commercial services and supplies 1.2%
GW Honos Security Corp. (C)	8.750	05-15-25		705,000	750,825
LSC Communications, Inc. (A)(B)(C)	8.750	10-15-23		735,000	771,750
Tervita Escrow Corp. (C)	7.625	12-01-21		410,000	416,150
Construction and engineering 0.6%
AECOM	5.125	03-15-27		950,000	957,125
Industrial conglomerates 0.5%
Odebrecht Finance, Ltd. (C)(D)	8.250	04-25-18	BRL	2,250,000	519,506
Odebrecht Offshore Drilling Finance, Ltd. (C)(D)	6.750	10-01-23		826,900	291,896
Road and rail 0.6%
The Kenan Advantage Group, Inc. (C)	7.875	07-31-23		900,000	940,500
Trading companies and distributors 2.7%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR
+ 4.300%) (A)(B)(C)	6.500	06-15-45		800,000	860,000
Ahern Rentals, Inc. (C)	7.375	05-15-23		1,320,000	1,168,200
Aircastle, Ltd. (B)	5.125	03-15-21		785,000	832,100
United Rentals North America, Inc. (A)(B)	5.500	07-15-25		1,475,000	1,556,125
Information technology 6.0%					9,891,959
Electronic equipment, instruments and components 0.1%
Ingram Micro, Inc.	5.450	12-15-24		250,000	257,699
IT services 0.9%
Sixsigma Networks Mexico SA de CV (A)(B)(C)	8.250	11-07-21		1,500,000	1,512,000
Semiconductors and semiconductor equipment 2.8%
Advanced Micro Devices, Inc.	7.000	07-01-24		1,250,000	1,340,625
Micron Technology, Inc.	5.500	02-01-25		197,000	209,005
Micron Technology, Inc. (B)	7.500	09-15-23		820,000	914,620
NVIDIA Corp. (B)	3.200	09-16-26		1,500,000	1,499,994
NXP BV (C)	4.625	06-01-23		535,000	577,896
Software 1.2%
Activision Blizzard, Inc. (B)(C)	6.125	09-15-23		1,000,000	1,078,000
j2 Cloud Services LLC (C)	6.000	07-15-25		848,000	882,980
Technology hardware, storage and peripherals 1.0%
Dell International LLC (B)(C)	6.020	06-15-26		1,450,000	1,619,140
Materials 16.3%					26,792,175
Chemicals 5.2%
Ashland LLC	6.875	05-15-43		845,000	921,050
Braskem Finance, Ltd. (A)(B)	6.450	02-03-24		700,000	763,000
Kraton Polymers LLC (C)	7.000	04-15-25		900,000	967,500
Mexichem SAB de CV (A)(B)(C)	6.750	09-19-42		1,500,000	1,644,375
Platform Specialty Products Corp. (C)	6.500	02-01-22		1,115,000	1,156,813
Rain CII Carbon LLC (C)	7.250	04-01-25		800,000	832,000
Rain CII Carbon LLC (C)	8.250	01-15-21		209,000	217,883
The Chemours Company (A)(B)	6.625	05-15-23		740,000	794,656

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 6

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
The Scotts Miracle-Gro Company	6.000	10-15-23		490,000	$526,138
Tronox Finance LLC (A)(B)	6.375	08-15-20		500,000	502,500
Tronox Finance LLC (A)(B)(C)	7.500	03-15-22		280,000	293,300
Construction materials 0.8%
Standard Industries, Inc. (C)	5.375	11-15-24		1,220,000	1,284,050
Containers and packaging 2.8%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25		1,185,000	1,265,722
Ball Corp. (A)(B)	5.250	07-01-25		1,425,000	1,567,500
Crown Americas LLC (A)(B)	4.500	01-15-23		1,000,000	1,057,500
Graphic Packaging International, Inc.	4.875	11-15-22		650,000	689,000
Metals and mining 7.0%
AngloGold Ashanti Holdings PLC (A)(B)	5.375	04-15-20		675,000	712,733
ArcelorMittal	7.000	02-25-22		880,000	992,200
First Quantum Minerals, Ltd. (A)(B)(C)	7.250	05-15-22		875,000	907,226
First Quantum Minerals, Ltd. (A)(B)(C)	7.500	04-01-25		600,000	615,900
FMG Resources August 2006 Pty, Ltd. (C)	4.750	05-15-22		375,000	385,313
FMG Resources August 2006 Pty, Ltd. (A)(B)(C)	5.125	05-15-24		440,000	457,600
FMG Resources August 2006 Pty, Ltd. (C)	9.750	03-01-22		670,000	761,254
Freeport-Mcmoran, Inc. (A)(B)	6.875	02-15-23		1,340,000	1,457,250
Lundin Mining Corp. (A)(B)(C)	7.500	11-01-20		675,000	708,075
MMC Norilsk Nickel OJSC (C)	5.550	10-28-20		750,000	796,875
Teck Resources, Ltd.	6.250	07-15-41		1,110,000	1,205,738
Vale Overseas, Ltd.	5.875	06-10-21		1,120,000	1,222,200
Vale Overseas, Ltd. (A)(B)	6.250	08-10-26		1,165,000	1,294,898
Paper and forest products 0.5%
Norbord, Inc. (C)	6.250	04-15-23		735,000	791,926
Real estate 3.3%					5,327,863
Equity real estate investment trusts 2.8%
Crown Castle Towers LLC (B)(C)	4.883	08-15-40		750,000	799,378
SBA Communications Corp.	4.875	07-15-22		1,135,000	1,178,561
Trust F/1401 (A)(B)(C)	5.250	12-15-24		2,475,000	2,608,774
Real estate management and development 0.5%
Rialto Holdings LLC (C)	7.000	12-01-18		732,000	741,150
Telecommunication services 10.6%					17,419,744
Diversified telecommunication services 6.0%
CenturyLink, Inc. (A)(B)	7.500	04-01-24		620,000	673,475
CSC Holdings LLC (A)(B)(C)	5.500	04-15-27		1,045,000	1,112,925
Frontier Communications Corp.	7.125	03-15-19		530,000	539,938
Frontier Communications Corp. (A)(B)	11.000	09-15-25		140,000	127,750
GCI, Inc.	6.875	04-15-25		935,000	1,016,813
Intelsat Jackson Holdings SA	7.500	04-01-21		840,000	793,800
Level 3 Financing, Inc. (A)(B)	5.625	02-01-23		825,000	860,063
SFR Group SA (A)(B)(C)	6.250	05-15-24		1,675,000	1,769,219
Telecom Italia Capital SA	6.000	09-30-34		720,000	796,320
Wind Acquisition Finance SA (C)	7.375	04-23-21		1,000,000	1,041,100
Windstream Services LLC (A)(B)	7.500	06-01-22		1,375,000	1,175,625
Wireless telecommunication services 4.6%
America Movil SAB de CV	6.000	06-09-19	MXN	8,670,000	470,369
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	550,849
Colombia Telecomunicaciones SA ESP (C)	5.375	09-27-22		1,000,000	1,010,000

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 7

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
Digicel, Ltd. (A)(B)(C)	6.000	04-15-21	405,000	$393,660
Sprint Communications, Inc.	6.000	11-15-22	935,000	986,425
Telefonica Celular del Paraguay SA (C)	6.750	12-13-22	1,000,000	1,038,750
T-Mobile USA, Inc. (A)(B)	6.500	01-15-26	1,560,000	1,735,500
T-Mobile USA, Inc.	6.625	04-01-23	1,255,000	1,327,163
Utilities 7.8%				12,813,388
Electric utilities 3.5%
Abengoa Transmision Sur SA (C)	6.875	04-30-43	2,022,286	2,214,403
Empresa Electrica Angamos SA (C)	4.875	05-25-29	1,000,000	1,020,081
FPL Energy National Wind LLC (C)	5.608	03-10-24	50,961	51,144
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	1,595,000	1,426,935
Israel Electric Corp., Ltd. (C)	5.000	11-12-24	1,000,000	1,075,000
Gas utilities 1.2%
AmeriGas Partners LP (A)(B)	5.625	05-20-24	900,000	933,750
AmeriGas Partners LP	5.750	05-20-27	1,000,000	1,010,000
Independent power and renewable electricity producers 3.1%
NRG Energy, Inc. (A)(B)	6.250	07-15-22	1,320,000	1,387,650
NRG Energy, Inc. (A)(B)	6.625	01-15-27	600,000	616,500
NRG Energy, Inc.	7.250	05-15-26	450,000	475,875
NRG Yield Operating LLC (A)(B)	5.375	08-15-24	2,490,000	2,602,050
Capital preferred securities (F) 0.9% (0.6% of Total investments)				$1,432,073
(Cost $1,440,904)
Financials 0.9%				1,432,073
Banks 0.5%
Wachovia Capital Trust III (B)(E)(G)	5.570	09-05-17	750,000	756,923
Diversified financial services 0.4%
ILFC E-Capital Trust II (C)(G)	4.590	12-21-65	700,000	675,150
Term loans (H) 0.3% (0.2% of Total investments)				$586,417
(Cost $815,900)
Industrials 0.3%				586,417
Airlines 0.0%
Global Aviation Holdings, Inc., PIK (D)	3.000	02-13-18	514,063	0
Global Aviation Holdings, Inc., PIK (D)	10.000	07-13-18	51,038	0
Machinery 0.3%
Gardner Denver, Inc.	4.546	07-30-20	583,743	586,417
Collateralized mortgage obligations 1.6% (1.1% of Total investments)				$2,746,368
(Cost $2,031,069)
Commercial and residential 1.4%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (G)	3.260	03-25-35	185,183	186,908
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10-25-34	179,950	180,079
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
Series 2004-4, Class 2AR1 (G)	1.772	06-25-34	212,417	207,691
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	4,219,103	64,683
Series 2007-4, Class ES IO	0.350	07-19-47	4,459,558	63,540
Series 2007-6, Class ES IO (C)	0.342	08-19-37	3,569,039	44,695
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.660	10-25-36	5,744,946	379,054

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 8

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-AR18, Class 2X IO	1.450	10-25-36	5,133,795	$190,778
MSCG Trust
Series 2016-SNR, Class D (C)	6.550	11-15-34	1,090,000	1,087,599
U.S. Government Agency 0.2%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.358	12-25-21	2,616,092	127,076
Series K709, Class X1 IO	1.510	03-25-19	3,041,761	60,087
Series K710, Class X1 IO	1.741	05-25-19	3,043,962	73,002
Government National Mortgage Association
Series 2012-114, Class IO	0.816	01-16-53	1,498,016	81,176
Asset backed securities 1.2% (0.8% of Total investments)				$1,929,697
(Cost $1,924,357)
Coinstar Funding LLC
Series 2017-1A, Class A2 (C)	5.216	04-25-47	149,625	153,182
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	20,447	14,832
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2I (C)	3.484	10-25-45	987,500	998,145
Driven Brands Funding LLC
Series 2015-1A, Class A2 (C)	5.216	07-20-45	766,350	763,538
			Shares	Value
Common stocks 0.5% (0.3% of Total investments)				$849,276
(Cost $2,622,260)
Consumer discretionary 0.0%				0
Media 0.0%
Vertis Holdings, Inc. (I)			34,014	$0
Energy 0.5%				849,276
Oil, gas and consumable fuels 0.5%
Energy XXI Gulf Coast, Inc. (A)(B)(I)			11,614	$229,841
Frontera Energy Corp. (I)			3,651	$100,768
SandRidge Energy, Inc. (I)			26,860	$518,667
Industrials 0.0%				0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (I)			82,159	$0
Preferred securities (J) 2.7% (1.8% of Total investments)				$4,354,467
(Cost $4,111,215)
Financials 0.7%				1,112,711
Diversified financial services 0.7%
GMAC Capital Trust I, 6.967% (G)			41,910	1,112,711
Health care 0.4%				650,839
Pharmaceuticals 0.4%
Allergan PLC, 5.500%			728	650,839
Utilities 1.6%				2,590,917
Electric utilities 0.4%
NextEra Energy, Inc., 6.123%			12,160	675,610
Multi-utilities 1.2%
Dominion Energy, Inc., 6.750%			25,000	1,274,500
DTE Energy Company, 6.500%			11,745	640,807

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 9

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.6% (1.7% of Total investments)				$4,213,000
(Cost $4,213,000)
U.S. Government Agency 2.3%				3,786,000
Federal Agricultural Mortgage Corp. Discount Note	0.800	08-01-17	757,000	757,000
Federal Home Loan Bank Discount Note	0.617	08-01-17	3,029,000	3,029,000
			Par value^	Value
Repurchase agreement 0.3%				427,000
Repurchase Agreement with State Street Corp. dated 7-31-17 at 0.340%
to be repurchased at $427,004 on 8-1-17, collateralized by $435,000
U.S. Treasury Notes, 2.125% due 2-29-24 (valued at $440,578,
including interest)			427,000	427,000
Total investments (Cost $240,486,208)† 150.7%				$247,194,402
Other assets and liabilities, net (50.7%)				(83,141,701)
Total net assets 100.0%				$164,052,701
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(A)	A portion of this security is on loan as of 7-31-17, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-17 was $91,669,255. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $61,530,870.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $92,558,692 or 56.4% of the fund’s net assets as of 7-31-17.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Non-income producing security.
(J)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $241,285,176. Net unrealized appreciation aggregated to $5,909,226, of which $11,334,435 related to appreciated investment securities and $5,425,209 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 7-31-17:

United States	70.7%
Mexico	5.1%
Brazil	4.1%
Canada	3.1%
Luxembourg	2.9%
France	2.0%
Netherlands	1.6%
Ireland	1.3%
United Kingdom	1.2%
Argentina	1.0%
Other countries	7.0%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 10

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 2 under the hierarchy described above, except for common stocks and preferred securities, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       11

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P5Q3	07/17
This report is for the information of the shareholders of John Hancock Investors Trust.		9/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 13, 2017